Changes in liabilities from financing activities (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Reconciliation of Liabilities Arising from Financing Activities

	2019
	Long-term bank loans (including current portion)	Guarantee deposits	Lease liabilities	Total liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000
January 1	9,789,518	1,092	—	9,790,610
Effects on initial application of IFRS 16	—	—	884,275	884,275

Adjusted balance at January 1	9,789,518	1,092	884,275	10,674,885
Changes in cash flow from financing activities	(756,450)	3	(48,161)	(804,608)
Adjustment to right-of-use assets	—	—	(148,512)	(148,512)
Reclassification to payable on equipment from lease liabilities	—	—	(9,000)	(9,000)
Amortization of loan fees	8,577	—	—	8,577
Amortization of interest expense	—	—	14,349	14,349

December 31	9,041,645	1,095	692,951	9,735,691

	2020
	Long-term bank loans (including current portion)	Guarantee deposits	Lease liabilities	Total liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000
January 1	9,041,645	1,095	692,951	9,735,691
Changes in cash flow from financing activities	(1,326,857)	575	(84,928)	(1,411,210)
Adjustment to right-of-use assets	—	—	249,030	249,030
Reclassification	—	20,000	—	20,000
Amortization of loan fees	7,581	—	—	7,581
Amortization of interest expense	11,196	—	13,442	24,638

December 31	7,733,565	21,670	870,495	8,625,730

	2021
	Short-term bank loans	Long-term bank loans (including current portion)	Guarantee deposits	Lease liabilities	Total liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000	NT$000
January 1	—	7,733,565	21,670	870,495	8,625,730
Changes in cash flow from financing activities	731,751	1,652,332	(45)	(289,668)	2,094,370
Adjustment to right-of-use assets	—	—	—	255,179	255,179
Amortization of loan fees	—	7,646	—	—	7,646
Amortization of interest expense	—	19,822	—	15,245	35,067

December 31	731,751	9,413,365	21,625	851,251	11,017,992